UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2025

Formidable ETF and Formidable Fortress ETF (together, the “Formidable ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Formidable ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025 Formidable ETF ticker: FORH (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at formidablefunds.com/forh/. You can also contact us at (833) 600-5704.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$66	1.19%¹
¹	Annualized.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$22,365,720
Number of Holdings	49
Total Net Advisory Fee	$120,068
Portfolio Turnover Rate	44.77%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Sector Breakdown

Industrials
18.88%
Health Care
11.58%
Debt Securities
11.30%
Financials
10.87%
Information Technology
8.17%
Consumer Discretionary
7.34%
Energy
6.42%
Communication Services
5.87%
Materials
5.78%
Real Estate
4.12%
Utilities
3.53%
Consumer Staples
2.83%

Top Ten Holdings
Flux Power Holdings, Inc.	8.22%
Acacia Research Corp.	6.74%
US Treasury Bill 2/12/2026	4.56%
Royalty Pharma Plc	4.00%
US Treasury Bill 12/16/2025	3.68%
Brookfield Infrastructure Partners LP	3.53%
Corcept Therapeutics, Inc.	3.22%
US Treasury Bill 10/9/2025	3.06%
Alliance Resource Partners LP	2.94%
Genpact Ltd.	2.93%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit formidablefunds.com/forh/.

Formidable Fortress ETF Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 Formidable Fortress ETF ticker: KONG (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at formidablefunds.com/kong/. You can also contact us at (833) 600-5704.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$46	0.89%¹
¹	Annualized.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$22,110,548
Number of Holdings	41
Total Net Advisory Fee	$96,704
Portfolio Turnover Rate	8.63%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Sector Breakdown

INFORMATION TECHNOLOGY
25.06%
HEALTH CARE
14.78%
INDUSTRIALS
14.70%
FINANCIALS
13.93%
COMMUNICATION SERVICES
8.88%
REAL ESTATE
5.60%
CONSUMER DISCRETIONARY
5.15%
ENERGY
4.76%
CONSUMER STAPLES
2.84%
MATERIALS
2.62%

Top Ten Holdings
Alphabet, Inc. Class C	4.86%
Microsoft Corp.	4.23%
Interactive Brokers Group, Inc.	4.13%
Meta Platforms, Inc.	4.03%
Nvidia Corp.	4.01%
United Therapeutics Corp.	3.91%
Fastenal Co.	3.75%
Johnson & Johnson	3.31%
Snap-on, Inc.	3.09%
S&P 500 Global, Inc.	2.98%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit formidablefunds.com/kong/.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended September 30, 2025 (unaudited)

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETF

Schedule of Investments September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

		Shares	Value
85.39%	COMMON STOCKS

5.87%	COMMUNICATION SERVICES
	Corporacion America Airports SA ADR(A)	19,506	$353,449
	Lithium Argentina AG ADR(A)(B)	140,399	468,933
	Pinterest, Inc.(A)	15,272	491,300
			1,313,682

7.34%	CONSUMER DISCRETIONARY
	ADT, Inc.	51,192	445,882
	Aptiv plc ADR(A)	6,131	528,615
	Pearson plc ADR	22,891	324,137
	Texas Roadhouse, Inc.	2,061	342,435
			1,641,069

2.83%	CONSUMER STAPLES
	Nomad Foods Ltd. ADR	48,099	632,502

6.42%	ENERGY
	Alliance Resource Partners LP	25,989	657,132
	Plains GP Holdings LP	20,276	369,834
	Viper Energy INC-CL A	10,718	409,642
			1,436,608

10.87%	FINANCIALS
	Acacia Research Corp.(A)	463,938	1,507,799
	Nomura Holdings, Inc. ADR(A)	62,900	457,283
	Patria Investments Ltd. ADR	31,969	466,747
			2,431,829

11.58%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)(B)	8,666	720,231
	CytomX Therapeutics, Inc.(A)	118,337	377,495
	Hologic, Inc.(A)	5,133	346,426
	Royalty Pharma Plc ADR	25,388	895,689
	Viking Therapeutics, Inc.(A)	9,487	249,318
			2,589,159

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2025 (unaudited)

		Shares	Value
18.88%	INDUSTRIALS
	Corecivic INC(A)(B)	19,460	$396,011
	Flux Power Holdings, Inc.(A)	491,586	1,838,532
	Generac Holdings, Inc.(A)	2,666	446,288
	Genpact Ltd. ADR	15,633	654,866
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,401	452,985
	Huron Consulting Group, Inc.(A)	2,950	432,972
			4,221,654

8.17%	INFORMATION TECHNOLOGY
	DocuSign, Inc.(A)	5,169	372,633
	Nice Systems Ltd. ADR(A)	3,036	439,552
	Sprinkler INC-A(A)	68,047	525,323
	Zebra Technologies Corp.(A)	1,652	490,908
			1,828,416

5.78%	MATERIALS
	Lithium Americas Corp. ADR(A)	62,187	355,088
	Pan American Silver Corp. ADR	11,877	459,996
	Royal Gold INC	2,274	456,119
	Wheaton Precious Metals Corp. ADR	184	20,579
			1,291,781

4.12%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	5,243	436,952
	EPR Properties REIT	8,368	485,428
			922,379

3.53%	UTILITIES
	Brookfield Infrastructure Partners LP ADR	24,003	789,459

85.39%	TOTAL COMMON STOCKS		19,098,539
	(Cost: $19,472,619)

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

		Principal	Value
11.30%	SHORT TERM INVESTMENTS

11.30%	DEBT SECURITIES
	US Treasury 10/09/2025 0.036%(C)	$684,000	$683,384
	US Treasury 12/16/2025 0.041%(C)	829,000	822,323
	US Treasury 02/12/2026 0.040%(C)	1,035,000	1,020,666

11.30%	TOTAL SHORT TERM INVESTMENTS		2,526,373
	(Cost: $2,525,098)

0.12%	OPTIONS PURCHASED(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.12%	PUT OPTIONS
	iShares iBoxx $ High Yield Corporate Bond ETF	1,250	$10,148,750	$76.00	10/17/2025	$7,500
	iShares iBoxx $ High Yield Corporate Bond ETF	750	6,089,250	77.00	10/17/2025	4,500
	iShares iBoxx $ High Yield Corporate Bond ETF	500	4,059,500	78.00	10/17/2025	3,000
	iShares Russell 2000 ETF(B)	125	3,024,500	222.00	10/17/2025	4,250
	iShares Russell 2000 ETF(B)	150	3,629,400	225.00	10/17/2025	7,650
						26,900

0.12%	TOTAL OPTIONS PURCHASED					26,900
	(Cost: $53,449)

96.81%	TOTAL INVESTMENTS					21,651,812
	(Cost: $22,051,166)
3.19%	Other assets, net of liabilities					713,909
100.00%	NET ASSETS					$22,365,720

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT- Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF

Schedule of Options Written September 30, 2025 (unaudited)

(0.10%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.08%)	CALL OPTIONS
	Corcept Therapeutics, Inc.	20	$(166,220)	$77.50	10/17/2025	$(14,200)
	Corecivic INC	50	(101,750)	23.00	10/17/2025	(500)
	Lithium Argentina AG	400	(133,600)	5.00	11/21/2025	(4,000)
	TOTAL CALL OPTIONS					(18,700)
	(Premiums Received: $10,090)

(0.02%)	PUT OPTIONS
	iShares Russell 2000 ETF	125	(3,024,500)	212.00	10/17/2025	(2,250)
	iShares Russell 2000 ETF	150	(3,629,400)	215.00	10/17/2025	(3,000)
	TOTAL PUT OPTIONS					(5,250)
	(Premiums Received: $10,393)

(0.10%)	TOTAL OPTIONS WRITTEN					$(23,950)
	(Premiums Received: $20,483)

(A)Non-income producing.

FORMIDABLE fortress ETF

Schedule of Investments September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

		Shares	Value
98.32%	COMMON STOCKS

8.88%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C(B)	4,408	$1,073,568
	Meta Platforms, Inc.	1,213	890,803
			1,964,371

5.15%	CONSUMER DISCRETIONARY
	Gentex Corp.	17,127	484,694
	Pulte Group, Inc.	4,955	654,704
			1,139,398

2.84%	CONSUMER STAPLES
	Monster Beverage Corp.(A)	9,315	626,993

4.76%	ENERGY
	Coterra Energy, Inc.	20,469	484,092
	Texas Pacific Land Corp.	609	568,587
			1,052,679

13.93%	FINANCIALS
	Erie Indemnity Co.	1,434	456,241
	Interactive Brokers Group, Inc.	13,284	914,072
	Jack Henry & Associates, Inc.	3,589	534,510
	MarketAxess Holdings, Inc.	2,963	516,303
	S&P 500 Global, Inc.	1,355	659,492
			3,080,618

14.78%	HEALTH CARE
	Chemed Corp.	1,329	595,046
	Johnson & Johnson	3,945	731,482
	Regeneron Pharmaceuticals, Inc.	1,077	605,565
	United Therapeutics Corp.(A)(B)	2,060	863,573
	Vertex Pharmaceuticals(A)	1,206	472,318
			3,267,984

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2025 (unaudited)

		Shares	Value
14.70%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,669	$489,852
	EMCOR Group, Inc.	967	628,105
	Fastenal Co.	16,918	829,659
	Graco, Inc.	7,279	618,424
	Snap-on, Inc.	1,972	683,357
			3,249,396

25.06%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	1,656	584,154
	Amdocs Ltd. ADR	7,569	621,036
	Cognizant Tech Solutions	6,568	440,516
	F5, Inc.(A)	1,992	643,794
	Intuit, Inc.	929	634,423
	Microsoft Corp.	1,806	935,418
	Nvidia Corp.	4,749	886,068
	ServiceNow, Inc.(A)	351	323,018
	Synopsys, Inc.(A)	957	472,174
			5,540,603

2.62%	MATERIALS
	Reliance, Inc.	2,063	579,352

5.60%	REAL ESTATE
	Gaming and Leisure Properties, Inc. REIT	13,336	621,591
	Public Storage REIT	2,136	616,984
			1,238,575

98.32%	TOTAL COMMON STOCKS		21,739,968
	(Cost: $18,584,295)

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS		—
	(Cost: $–)

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

0.20%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.20%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	150	$9,992,700	$620.00	10/17/2025	$12,150
	SPDR S&P 500 ETF Trust	275	18,319,950	630.00	10/17/2025	32,175
						44,325

0.20%	TOTAL OPTIONS PURCHASED					44,325
	(Cost: $72,886)

98.52%	TOTAL INVESTMENTS					21,784,293
	(Cost: $18,657,181)
1.48%	Other assets, net of liabilities					326,255
100.00%	NET ASSETS					$22,110,548

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C) The warrant is a level 3 security. The security is valued at $– (0.00% of net assets). See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE fortress ETF

Schedule of Options Written September 30, 2025 (unaudited)

(0.18%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.08%)	CALL OPTIONS
	Alphabet, Inc. Class C	20	$(487,100)	$250.00	10/17/2025	$(7,800)
	United Therapeutics Corp.	10	(419,210)	430.00	10/17/2025	(10,500)
	TOTAL CALL OPTIONS					(18,300)
	(Premiums Received: $11,044)

(0.10%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	300	(19,985,400)	600.00	10/17/2025	(14,400)
	SPDR S&P 500 ETF Trust	125	(8,327,250)	615.00	10/17/2025	(8,375)
	TOTAL PUT OPTIONS					(22,775)
	(Premiums Received: $35,789)

(0.18%)	TOTAL OPTIONS WRITTEN					$(41,075)
	(Premiums Received: $46,833)

(A)Non-income producing.

FORMIDABLE ETF FUNDS

Statements of Assets and Liabilities September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$21,651,812	$21,784,293
Cash	118,522	609,828
Cash held at broker	36,896	—
Receivable for securities sold	580,410	6,146
Dividends receivable	22,680	7,571
TOTAL ASSETS	22,410,320	22,407,838

LIABILITIES
Payable for securities purchased	—	19,054
Due to broker	—	221,146
Accrued advisory fees (Note 2)	20,650	16,015
Options written at value(2) (Note 1)	23,950	41,075
TOTAL LIABILITIES	44,600	297,290
NET ASSETS	$22,365,720	$22,110,548

Net Assets Consist of:
Paid-in capital	$26,174,481	$19,553,541
Distributable earnings (accumulated deficits)	(3,808,761)	2,557,007
Net Assets	$22,365,720	$22,110,548

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	875,000	725,000
Net Asset Value and Offering Price Per Share	$25.56	$30.50

(1)Identified cost of:	$22,051,166	$18,657,181
(2)Premiums received of:	$20,483	$46,833

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Statements of OperationsSix Months Ended September 30, 2025 (unaudited)

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$196,890	$138,443
Interest	57,660	—
Total investment income	254,550	138,443

EXPENSES
Investment advisory fees (Note 2)	120,068	96,704
Total expenses	120,068	96,704

Net investment income (loss)	134,482	41,739

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	938,796	187,911
Net realized gain (loss) on options purchased	(181,286)	(247,040)
Net realized gain (loss) on options written	139,764	121,942
Total net realized gain (loss) on investments, options purchased and options written	897,274	62,813
Net change in unrealized appreciation (depreciation) of investments	2,691,335	1,538,990
Net change in unrealized appreciation (depreciation) of options purchased	(26,431)	(25,059)
Net change in unrealized appreciation (depreciation) of options written	103,205	(3,104)
Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	2,768,109	1,510,827

Net realized and unrealized gain (loss)	3,665,383	1,573,640
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,799,865	$1,615,379

(1)Net of foreign tax withheld of:	$10,243	$—

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

13

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

	Formidable ETF		Formidable Fortress ETF
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$134,482	$354,500	$41,739	$140,471
Net realized gain (loss) on investments, options purchased and options written	897,274	(441,863)	62,813	1,554,860
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	2,768,109	(2,603,717)	1,510,827	(1,030,353)
Increase (decrease) in net assets from operations	3,799,865	(2,691,080)	1,615,379	664,978

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	—	—	(173,071)
Decrease in net assets from distributions	—	—	—	(173,071)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	—	—	763,771	765,082
Cost of shares redeemed	(1,121,992)	(6,039,465)	(2,246,936)	(6,249,017)
Increase (decrease) in net assets from capital stock transactions	(1,121,992)	(6,039,465)	(1,483,165)	(5,483,935)

NET ASSETS
Increase (decrease) during period	2,677,873	(8,730,545)	132,214	(4,992,028)
Beginning of period	19,687,847	28,418,392	21,978,334	26,970,362

End of period	$22,365,720	$19,687,847	$22,110,548	$21,978,334

FORMIDABLE ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

15

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF

Financial Highlights

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,			Period Ended March 31, 2022*
		2025	2024	2023

Net asset value, beginning of period	$21.28	$23.68	$23.77	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.15	0.44	0.48	0.34	0.23
Net realized and unrealized gain (loss) on investments(2)	4.13	(2.84)	0.30	(1.76)	1.00
Total from investment activities	4.28	(2.40)	0.78	(1.42)	1.23
Distributions
Net investment income	—	—	(0.87)	(0.87)	(0.17)
Total distributions	—	—	(0.87)	(0.87)	(0.17)
Net asset value, end of period	$25.56	$21.28	$23.68	$23.77	$26.06

Total Return(3)	20.09%	(10.13%)	3.53%	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	1.33%	1.95%	2.09%	1.42%	1.02%
Portfolio turnover rate(5)	44.77%	60.62%	50.63%	59.95%	172.44%
Net assets, end of period (000’s)	$22,366	$19,688	$28,418	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on April 29, 2021.

FORMIDABLE FORTRESS ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

17

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE FORTRESS ETF

Financial Highlights

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,			Period Ended March 31, 2022*
		2025	2024	2023
Net asset value, beginning of period	$28.36	$27.66	$24.96	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.06	0.17	0.23	0.12	0.04
Net realized and unrealized gain (loss) on investments(2)	2.08	0.75	2.65	0.52	(0.57)
Total from investment activities	2.14	0.92	2.88	0.64	(0.53)
Distributions
Net investment income	—	(0.22)	(0.18)	(0.12)	(0.03)
Return of capital	—	—	—	— (3)	—
Total distributions	—	(0.22)	(0.18)	(0.12)	(0.03)
Net asset value, end of period	$30.50	$28.36	$27.66	$24.96	$24.44

Total Return(4)	7.54%	3.31%	11.59%	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	0.38%	0.60%	0.91%	0.51%	0.22%
Portfolio turnover rate(6)	8.63%	38.44%	47.14%	41.20%	35.71%
Net assets, end of period (000’s)	$22,111	$21,978	$26,970	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Less than 0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on July 21, 2021.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements September 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF commenced operations on April 29, 2021 and the Formidable Fortress ETF commenced operations on July 21, 2021.

Each Fund’s objective is to seek to achieve long-term capital appreciation.

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Formidable Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Exchange traded options

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Short-term securities, including bonds, notes, debentures, and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances, and obligations of domestic and foreign banks are valued at current market quotations as provided by an independent pricing service approved by the Board of Trustees (the “Board”). Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$19,098,539	$—	$—		$19,098,539
Short Term Investments	—	2,526,373	—		2,526,373
Options Purchased	26,900	—	—		26,900
	$19,125,439	$2,526,373	$—		$21,651,812
Liabilities
Options Written	$(23,950)	$—	$—		$(23,950)

Formidable Fortress ETF
Assets
Common Stocks	$21,793,968	$—	$—		$21,793,968
Warrants	—	—	—	*	—
Options Purchased	44,325	—	—		44,325
	$21,784,293	$—	$—		$21,784,293
Liabilities
Options Written	$(41,075)	$—	$—		$(41,075)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

As of September 30, 2025, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $— (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. The Formidable ETF held no Level 3 securities at any time during the six months ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2025, there was no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$255,600
Formidable Fortress ETF	10,000	$250	$305,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Fund's derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes ("ETNs"); and (iv) and FLexible EXchange® Options ("FLEX Options") which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation ("OCC"). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

The following are the derivatives, whose underlying risk exposure is equity price risk, held by each Fund on September 30, 2025.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$26,900	*
Formidable Fortress ETF	Put Options Purchased	$44,325	*

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(18,700)
Formidable ETF	Put Options Written	(5,250)
		$(23,950)**
Formidable Fortress ETF	Call Options Written	$(18,300)
Formidable Fortress ETF	Put Options Written	(22,775)
		$(41,075)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2025 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Put Options Purchased	$(181,286)	$(26,431)

Call Options Written	$112,965	$91,262
Put Options Written	26,799	11,943
	$139,764	$103,205
Formidable Fortress ETF
Put Options Purchased	$(247,040)	$(25,059)

Call Options Written	$180,155	$(10,787)
Put Options Written	(58,213)	7,683
	$121,942	$(3,104)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

The following indicates the average monthly volume for the period:

Fund	Average Notional Value of:
Formidable ETF	Options purchased	$24,503,096
Formidable ETF	Options written	(7,140,006)
Formidable Fortress ETF	Options purchased	20,771,605
Formidable Fortress ETF	Options written	(20,271,481)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for each Fund.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Funds’ Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the six months ended September 30, 2025 were as follows:

	Purchases	Sales
Formidable ETF	$7,758,942	$7,597,312
Formidable Fortress ETF	1,992,659	1,569,168

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended September 30, 2025 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$—	$823,338	$79,334
Formidable Fortress ETF	735,925	2,177,510	440,522

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the six months ended September 30, 2025, there were no reclassifications.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

Neither of the Funds paid any distributions during the six months ended September 30, 2025. The tax character of the distributions during the year ended March 31, 2025, were as follows:

Year Ended March 31, 2025
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$—	$173,071

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$260,912	$62,986
Accumulated net realized gain (loss) on investments	(3,666,852)	(638,849)
Net unrealized appreciation (depreciation) of investments	(402,820)	3,132,870
	$(3,808,761)	$2,557,007

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$22,071,649	$1,829,944	$(2,232,764)	$(402,820)
Formidable Fortress ETF	18,704,014	4,210,662	(1,077,792)	3,132,870

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Shares sold	—	—
Shares redeemed	(50,000)	(275,000)
Net increase (decrease)	(50,000)	(275,000)

Formidable Fortress ETF
	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Shares sold	25,000	25,000
Shares redeemed	(75,000)	(225,000)
Net increase (decrease)	(50,000)	(200,000)

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2025 (unaudited)

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025, 25.06% of the value of the net assets of the Formidable Fortress ETF was invested in securities within the Information Technology sector.

NOTE 8 – SUBSEQUENT EVENTS

Effective December 19, 2025, the Funds’ shares will transfer their principal listing exchange from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. Upon effectiveness, all references to NYSE Arca, Inc. in the Funds’ Summary Prospectus, Prospectus, and SAI will be updated to reflect the change.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued, and except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2025

FORMIDABLE ETF FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Formidable Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

* Print the name and title of each signing officer under his or her signature.